Analysis of Net Debt - Schedule of Currency Profile of Net Debt and Net Worth Capital and Reserves Attributable to Company's Equity Holders (Detail) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of Net Debt and Net Worth (Capital and Reserves Attributable to Company's Equity Holders) [line items]
Cash and cash equivalents	€ 2,346	€ 2,115
Interest-bearing loans and borrowings	(9,316)	(7,981)
Derivative financial instruments (net)	(14)	50	€ 44
Group net debt excluding net debt reclassified as held for sale	(6,984)	(5,811)	€ (5,297)
Non-debt assets and liabilities (including cash and bank overdrafts reclassified as held for sale) analysed as follows:
Non-controlling interests	(525)	(486)
Capital and reserves attributable to the Company's equity holders	16,029	14,491
Currency profile [member]
Disclosure of Net Debt and Net Worth (Capital and Reserves Attributable to Company's Equity Holders) [line items]
Cash and cash equivalents	2,346	2,115
Interest-bearing loans and borrowings	(9,316)	(7,976)
Derivative financial instruments (net)	(14)	50
Group net debt excluding net debt reclassified as held for sale	(6,984)	(5,811)
Non-debt assets and liabilities (including cash and bank overdrafts reclassified as held for sale) analysed as follows:
Non-current assets	25,632	21,832
Current assets	7,150	7,622
Non-current liabilities	(3,824)	(2,962)
Current liabilities	(5,420)	(5,704)
Non-controlling interests	(525)	(486)
Capital and reserves attributable to the Company's equity holders	16,029	14,491
Euro [member] | Currency profile [member]
Disclosure of Net Debt and Net Worth (Capital and Reserves Attributable to Company's Equity Holders) [line items]
Cash and cash equivalents	1,077	743
Interest-bearing loans and borrowings	(3,824)	(3,827)
Derivative financial instruments (net)	1,826	2,078
Group net debt excluding net debt reclassified as held for sale	(921)	(1,006)
Non-debt assets and liabilities (including cash and bank overdrafts reclassified as held for sale) analysed as follows:
Non-current assets	4,650	5,030
Current assets	1,884	1,935
Non-current liabilities	(669)	(713)
Current liabilities	(1,696)	(1,745)
Non-controlling interests	(51)	(49)
Capital and reserves attributable to the Company's equity holders	3,197	3,452
US Dollar [member] | Currency profile [member]
Disclosure of Net Debt and Net Worth (Capital and Reserves Attributable to Company's Equity Holders) [line items]
Cash and cash equivalents	646	714
Interest-bearing loans and borrowings	(4,332)	(3,097)
Derivative financial instruments (net)	(399)	(908)
Group net debt excluding net debt reclassified as held for sale	(4,085)	(3,291)
Non-debt assets and liabilities (including cash and bank overdrafts reclassified as held for sale) analysed as follows:
Non-current assets	13,007	8,815
Current assets	3,222	3,718
Non-current liabilities	(2,275)	(1,311)
Current liabilities	(1,820)	(2,093)
Non-controlling interests	(61)	(14)
Capital and reserves attributable to the Company's equity holders	7,988	5,824
Pound Sterling [member] | Currency profile [member]
Disclosure of Net Debt and Net Worth (Capital and Reserves Attributable to Company's Equity Holders) [line items]
Cash and cash equivalents	214	215
Interest-bearing loans and borrowings	(495)	(465)
Derivative financial instruments (net)	(340)	(157)
Group net debt excluding net debt reclassified as held for sale	(621)	(407)
Non-debt assets and liabilities (including cash and bank overdrafts reclassified as held for sale) analysed as follows:
Non-current assets	2,461	2,400
Current assets	746	692
Non-current liabilities	(276)	(295)
Current liabilities	(836)	(806)
Capital and reserves attributable to the Company's equity holders	1,474	1,584
Canadian Dollar [member] | Currency profile [member]
Disclosure of Net Debt and Net Worth (Capital and Reserves Attributable to Company's Equity Holders) [line items]
Cash and cash equivalents	69	140
Interest-bearing loans and borrowings	(2)	(2)
Derivative financial instruments (net)	(440)	(480)
Group net debt excluding net debt reclassified as held for sale	(373)	(342)
Non-debt assets and liabilities (including cash and bank overdrafts reclassified as held for sale) analysed as follows:
Non-current assets	1,375	1,466
Current assets	458	454
Non-current liabilities	(203)	(206)
Current liabilities	(309)	(322)
Capital and reserves attributable to the Company's equity holders	948	1,050
Philippine Peso [member] | Currency profile [member]
Disclosure of Net Debt and Net Worth (Capital and Reserves Attributable to Company's Equity Holders) [line items]
Cash and cash equivalents	13	43
Interest-bearing loans and borrowings	(354)	(293)
Derivative financial instruments (net)	(60)	(17)
Group net debt excluding net debt reclassified as held for sale	(401)	(267)
Non-debt assets and liabilities (including cash and bank overdrafts reclassified as held for sale) analysed as follows:
Non-current assets	1,352	1,292
Current assets	117	110
Non-current liabilities	(137)	(153)
Current liabilities	(156)	(137)
Non-controlling interests	(384)	(391)
Capital and reserves attributable to the Company's equity holders	391	454
Polish Zloty [member] | Currency profile [member]
Disclosure of Net Debt and Net Worth (Capital and Reserves Attributable to Company's Equity Holders) [line items]
Cash and cash equivalents	90	99
Derivative financial instruments (net)	(198)	(171)
Group net debt excluding net debt reclassified as held for sale	(108)	(72)
Non-debt assets and liabilities (including cash and bank overdrafts reclassified as held for sale) analysed as follows:
Non-current assets	283	310
Current assets	142	138
Non-current liabilities	(5)	(5)
Current liabilities	(136)	(130)
Capital and reserves attributable to the Company's equity holders	176	241
Swiss Franc [Member] | Currency profile [member]
Disclosure of Net Debt and Net Worth (Capital and Reserves Attributable to Company's Equity Holders) [line items]
Cash and cash equivalents	81	61
Interest-bearing loans and borrowings	(302)	(281)
Derivative financial instruments (net)	(299)	(247)
Group net debt excluding net debt reclassified as held for sale	(520)	(467)
Non-debt assets and liabilities (including cash and bank overdrafts reclassified as held for sale) analysed as follows:
Non-current assets	741	715
Current assets	297	302
Non-current liabilities	(164)	(181)
Current liabilities	(182)	(186)
Non-controlling interests	(11)	(11)
Capital and reserves attributable to the Company's equity holders	161	172
Other currencies [Member] | Currency profile [member]
Disclosure of Net Debt and Net Worth (Capital and Reserves Attributable to Company's Equity Holders) [line items]
Cash and cash equivalents	156	100
Interest-bearing loans and borrowings	(7)	(11)
Derivative financial instruments (net)	(104)	(48)
Group net debt excluding net debt reclassified as held for sale	45	41
Non-debt assets and liabilities (including cash and bank overdrafts reclassified as held for sale) analysed as follows:
Non-current assets	1,763	1,804
Current assets	284	273
Non-current liabilities	(95)	(98)
Current liabilities	(285)	(285)
Non-controlling interests	(18)	(21)
Capital and reserves attributable to the Company's equity holders	€ 1,694	€ 1,714